INVESTMENTS IN SUBSIDIARIES - Information about significant subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
VEON Amsterdam B.V.
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
VEON Holdings B.V.
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
PJSC VimpelCom
Investments in subsidiaries
Equity interest held by the Group	0.00%	100.00%
JSC “Kyivstar”
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
LLP “KaR-Tel”
Investments in subsidiaries
Equity interest held by the Group	75.00%	75.00%
LLC “Unitel”
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
VEON Finance Ireland Designated Activity Company
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
LLC “Sky Mobile”
Investments in subsidiaries
Equity interest held by the Group	50.10%	50.10%
VEON Luxembourg Holdings S.à r.l.
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
VEON Luxembourg Finance Holdings S.à r.l.
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
VEON Luxembourg Finance S.A.
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
Global Telecom Holding S.A.E
Investments in subsidiaries
Equity interest held by the Group	99.60%	99.60%
Pakistan Mobile Communications Limited
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
Banglalink Digital Communications Limited
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%